RESTRUCTURING COSTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring and Related Cost, Incurred Cost	$ 5,445
One-Time Termination Benefits [Member]
Restructuring and Related Cost, Incurred Cost	1,383
Contract Termination [Member]
Restructuring and Related Cost, Incurred Cost	431
Other Restructuring [Member]
Restructuring and Related Cost, Incurred Cost	$ 3,631